PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017
The Group [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance	[1]	£ 9,062
Ending Balance		8,515		£ 9,062	[1]
The Group [member] | Investment property [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance		50
Ending Balance		35		50
The Group [member] | Buildings [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance		1,052
Ending Balance		981		1,052
The Group [member] | Other property, plant and equipment [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance		2,938
Ending Balance		2,696		2,938
The Group [member] | Property, plant and equipment subject to operating leases [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance		5,022
Ending Balance		4,803		5,022
The Bank [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance		3,252
Ending Balance		2,940	[1]	3,252
The Bank [member] | Buildings [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance		603
Ending Balance		588		603
The Bank [member] | Other property, plant and equipment [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance		2,540
Ending Balance		2,352		2,540
The Bank [member] | Property, plant and equipment subject to operating leases [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance		109
Ending Balance				109
Gross carrying amount [member] | The Group [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance		13,396		14,745
Exchange and other adjustments		9		(95)
Acquisition of businesses				6
Additions		2,341		2,714
Expenditure on investment properties (see below)		17		23
Disposals		(2,784)		(3,997)
Disposal of business		(156)
Ending Balance		12,823		13,396
Gross carrying amount [member] | The Group [member] | Investment property [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance		50		104
Exchange and other adjustments				(9)
Expenditure on investment properties (see below)		17		23
Disposals		(32)		(68)
Ending Balance		35		50
Gross carrying amount [member] | The Group [member] | Buildings [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance		1,763		2,503
Exchange and other adjustments				(37)
Acquisition of businesses				3
Additions		71		70
Disposals		(643)		(776)
Disposal of business		(11)
Ending Balance		1,180		1,763
Gross carrying amount [member] | The Group [member] | Other property, plant and equipment [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance		5,055		5,932
Exchange and other adjustments				(5)
Acquisition of businesses				3
Additions		516		382
Disposals		(571)		(1,257)
Disposal of business		(34)
Ending Balance		4,966		5,055
Gross carrying amount [member] | The Group [member] | Property, plant and equipment subject to operating leases [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance		6,528		6,206
Exchange and other adjustments		9		(44)
Additions		1,754		2,262
Disposals		(1,538)		(1,896)
Disposal of business		(111)
Ending Balance		6,642		6,528
Gross carrying amount [member] | The Bank [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance		7,928		7,812
Exchange and other adjustments		12		53
Acquisition of businesses				1
Additions		509		406
Disposals		(907)		(344)
Ending Balance		7,542		7,928
Gross carrying amount [member] | The Bank [member] | Buildings [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance		1,626		1,675
Exchange and other adjustments		14		70
Additions		57		46
Disposals		(422)		(165)
Ending Balance		1,275		1,626
Gross carrying amount [member] | The Bank [member] | Other property, plant and equipment [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance		6,172		5,922
Exchange and other adjustments		(6)		1
Acquisition of businesses				1
Additions		452		360
Disposals		(351)		(112)
Ending Balance		6,267		6,172
Gross carrying amount [member] | The Bank [member] | Property, plant and equipment subject to operating leases [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance		130		215
Exchange and other adjustments		4		(18)
Disposals		(134)		(67)
Ending Balance				130
Accumulated depreciation, amortisation and impairment [member] | The Group [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance		4,334		5,451
Exchange and other adjustments		4		(52)
Disposals		(1,757)		(3,004)
Disposal of business		(122)
Ending Balance		4,308		4,334
Depreciation charge for the year		1,849		1,939
Accumulated depreciation, amortisation and impairment [member] | The Group [member] | Buildings [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance		711		1,301
Exchange and other adjustments				(8)
Disposals		(628)		(704)
Disposal of business		(5)
Ending Balance		199		711
Depreciation charge for the year		121		122
Accumulated depreciation, amortisation and impairment [member] | The Group [member] | Other property, plant and equipment [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance		2,117		2,641
Exchange and other adjustments				(10)
Disposals		(534)		(1,246)
Disposal of business		(26)
Ending Balance		2,270		2,117
Depreciation charge for the year		713		732
Accumulated depreciation, amortisation and impairment [member] | The Group [member] | Property, plant and equipment subject to operating leases [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance		1,506		1,509
Exchange and other adjustments		4		(34)
Disposals		(595)		(1,054)
Disposal of business		(91)
Ending Balance		1,839		1,506
Depreciation charge for the year		1,015		1,085
Accumulated depreciation, amortisation and impairment [member] | The Bank [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance		4,676		4,168
Exchange and other adjustments		1		56
Disposals		(778)		(261)
Ending Balance		4,602		4,676
Depreciation charge for the year		703		713
Accumulated depreciation, amortisation and impairment [member] | The Bank [member] | Buildings [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance		1,023		1,048
Exchange and other adjustments		5		66
Disposals		(403)		(154)
Ending Balance		687		1,023
Depreciation charge for the year		62		63
Accumulated depreciation, amortisation and impairment [member] | The Bank [member] | Other property, plant and equipment [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance		3,632		3,090
Exchange and other adjustments		(4)		5
Disposals		(352)		(107)
Ending Balance		3,915		3,632
Depreciation charge for the year		639		644
Accumulated depreciation, amortisation and impairment [member] | The Bank [member] | Property, plant and equipment subject to operating leases [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance		21		30
Exchange and other adjustments				(15)
Disposals		(23)
Ending Balance				21
Depreciation charge for the year		£ 2		£ 6

[1]	See note 50.